Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Of Investments In Equity Instruments Designated At Fair Value Through Other Comprehensive Income [Abstract]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

The financial assets at fair value through other comprehensive income is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Debt financial instruments
Chilean Central Bank and Government securities	4,074,413	4,240,356
Other Chilean debt financial securities	9,898	11,774
Foreign financial debt securities	1,796,422	1,549,249
Subtotal	5,880,733	5,801,379
Other financial instruments
Commercial loans	142,306	99,375
Subtotal	142,306	99,375

Total	6,023,039	5,900,754

a.	As of December 31, 2022 and 2021 detail of financial debt instruments is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	3,331,264	3,258,417
Chilean Treasury bonds and notes	742,717	981,939
Other Chilean government financial instruments	432	-
Subtotal	4,074,413	4,240,356
of which sold under repurchase agreement	207,280	86,554
Other Chilean debt financial securities
Chilean Bank debt financial instruments	9,891	11,774
Other Chilean financial instruments	7	-
Subtotal	9,898	11,774
of which sold under repurchase agreement	91	80
Foreign financial debt securities
Foreign Central Banks financial instruments	1,668,670	1,438,155
Other foreign debt financial instruments	127,752	111,094
Subtotal	1,796,422	1,549,249
of which sold under repurchase agreement	127,752	-
Total	5,880,733	5,801,379

The Bank holds instruments, within “Chilean Central Bank and government securities”, which guarantee derivatives transactions through Comder Contraparte Central S.A., in the local market as of December 31, 2022 and 2021 for an amount of Ch$133,480 and Ch$115,680, respectively, while “Foreign financial debt securities” guarantee derivatives transactions through London Clearing House (LCH) as of December 31, 2022 and 2021 for an amount of Ch$69,666 and Ch$83,673, respectively. Additionally, the Bank maintains guarantees with Euroclear as of December 31, 2022 and 2021 for an amount of Ch$590,466 and Ch$461,419, respectively, to comply with the initial margin required by European EMIR Standard.

As of December 31, 2022, changes in fair value of financial assets measured at FVCO included a cumulative net unrealized loss of MCh$109,392, recorded as “valuation adjustment” in OCI, where MCh$110,130 (loss) are attributable to shareholders equity and MCh$738 (profit) to non-controlling interest.

As of December 31, 2021, debt instruments at FVOCI included a cumulative net unrealized loss of MCh$112,223, recorded as “valuation adjustment” in OCI, where MCh$112,993 (loss) are attributable to shareholders equity and MCh$770 (profit) to non-controlling interest.

The changes in the fair value and the corresponding ECL as of December 31, 2022 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2022	5,803,139	-	-	5,801,379
New financial assets purchased	31,456,434	-	-	31,456,434
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(31,248,163)	-	-	(31,248,163)
Changes in measument of financial assets	(130,677)	-	-	(128,917)
Other adjustments	-	-	-	-
At December 31, 2022	5,880,733	-	-	5,880,733

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2022	703	-	-	703
New financial assets purchased	5,627	-	-	5,627
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(5,553)	-	-	(5,553)
Changes due to changes in credit risk	100	-	-	100
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	877	-	-	877

The changes in the fair value and the corresponding ECL as of December 31, 2021 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Gross carrying amount at January 1, 2021	7,162,542	-	-	7,162,542
New financial assets purchased	22,610,556	-	-	22,610,556
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(23,770,174)	-	-	(23,770,174)
Changes in measument of financial assets	(201,143)	-	-	(201,143)
Other adjustments	1,358	-	-	(402)
At December 31, 2021	5,803,139	-	-	5,801,379

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2021	1,138	-	-	1,138
New financial assets purchased	3,293	-	-	3,293
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(3,608)	-	-	(3,608)
Changes due to changes in credit risk	(120)	-	-	(120)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2021	703	-	-	703

Gross profits and losses realized on the sale of available for sale investments as of December 31, 2022, 2021 and 2020 is as follows:

	As of December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Sale of debt financial instruments at FVOCI generating realized profits	452,668	1,728,731	3,696,791
Realized profits	121	28,131	82,925
Sale of debt financial instruments at FVOCI generating realized losses	1,122,222	1,247,044	379,046
Realized losses	22,195	4,944	2,246

The Bank evaluated those instruments with unrealized losses as of December 31, 2022 and 2021 and concluded they were not impaired. This review consisted of evaluating the economic reasons for any declines, the credit ratings of the securities’ issuers, and the Bank’s intention and ability to hold the securities until the unrealized loss is recovered. Based on this analysis, the Bank believes that there were no significant or prolonged declines nor changes in credit risk which would cause impairment in its investment portfolio, since most of the decline in fair value of these instruments was caused by market conditions which the Bank considers to be temporary. All of the instruments that have unrealized losses as of December 31, 2022 and 2021 were not in a continuing unrealized loss position for more than one year.

b.	Other financial instruments

The Bank classifies certain loans and account receivables at fair value through other comprehensive income (FVOCI), when a credit operation exceeds single client exposure under the Bank’s credit risk policy. Initially, the risk committee approves the full operation but with the condition to sell a portion of the loan in the medium term.

Additionally, the Bank includes operations that expect to sell, for which an increase of the credit risk has been identified.

This portfolio is measured at fair value, recognising the adjustment in other comprehensive income. The portfolio is assessed for impairment loss under the ECL model, same as loans at amortised cost.

The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2022, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2022	99,643	-	-	99,643
New financial assets originated	72,745			72,745
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(24,835)	-	-	(24,835)
Changes in measument of financial assets	(4,921)	-	-	(4,921)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	142,632	-	-	142,632

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	268	-	-	268
New financial assets originated	76			76
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(110)	-	-	(110)
Changes due to changes un credit risk	92	-	-	92
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2022	326	-	-	326

The changes in the gross carrying amount and the corresponding ECL allowance, as of December 31, 2021, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2021	70,685	-	-	70,685
New financial assets originated	69,180	-	-	69,180
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(35,570)	-	-	(35,570)
Changes in measument of financial assets	2,819			2,819
Write-off	-	-	-	-
Other adjustments	(7,471)	-	-	(7,471)
At December 31, 2021	99,643	-	-	99,643

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2021	1,354	-	-	1,354
New financial assets originated	84	-	-	84
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(1,391)			(1,391)
Changes due to changes in credit risk	221	-	-	221
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2021	268	-	-	268

The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss, as of December 31, 2022:

	Less than 12 months				More than 12 months				Total
2022	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities					-	-	-	-
Chilean Central Bank financial instruments	3,331,635	3,331,264	2,270	(2,641)	-	-	-	-	3,331,635	3,331,264	2,270	(2,641)
Chilean Treasury bonds and notes	834,935	742,717	27	(92,218)	-	-	-	-	834,935	742,717	27	(92,218)
Other Chilean government financial instruments	407	432	25	-	-	-	-	-	407	432	25	-
Subtotal	4,166,977	4,074,413	2,322	(94,859)	-	-	-	-	4,166,977	4,074,413	2,322	(94,859)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	10,082	9,891	17	(207)	-	-	-	-	10,082	9,891	17	(207)
Other Chilean financial instruments	6	7	-	-	-	-	-	-	6	7	-	-
Subtotal	10,088	9,898	17	(207)	-	-	-	-	10,088	9,898	17	(207)

Foreign financial debt securities
Foreign Central Banks financial instruments	1,683,052	1,668,670	39,210	(53,592)	-	-	-	-	1,683,052	1,668,670	39,210	(53,592)
Other foreign debt financial instruments	116,351	127,752	11,401	-	-	-	-	-	116,351	127,752	11,401	-
Subtotal	1,799,403	1,796,422	50,611	(53,592)	-	-	-	-	1,799,403	1,796,422	50,611	(53,592)
Loans and account receivable from customer
Commercial loans	155,990	142,306	-	(13,684)	-	-	-	-	155,990	142,306	-	(13,684)
Subtotal	155,990	142,306	-	(13,684)	-	-	-	-	155,990	142,306	-	(13,684)
					-	-	-	-
Total	6,132,458	6,023,039	52,950	(162,342)	-	-	-	-	6,132,458	6,023,039	52,950	(162,342)

The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss, as of December 31, 2021:

	Less than 12 months				More than 12 months				Total
2021	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	3,257,912	3,258,417	515	(10)	-	-	-	-	3,257,912	3,258,417	515	(10)
Chilean Treasury bonds and notes	1,088,090	981,939	1,051	(107,202)	-	-	-	-	1,088,090	981,939	1,051	(107,202)
Subtotal	4,346,002	4,240,356	1,566	(107,212)	-	-	-	-	4,346,002	4,240,356	1,566	(107,212)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	11,713	11,773	98	(38)	-	-	-	-	11,713	11,773	98	(38)
Other Chilean financial instruments	4,993	1,761	(3,232)	-	-	-	-	-	4,993	1,761	(3,232)	-
Subtotal	16,706	13,534	(3,134)	(38)	-	-	-	-	16,706	13,534	(3,134)	(38)

Foreign financial debt securities					-	-	-	-
Foreign Central Banks financial instruments	1,442,753	1,438,155	1,145	(5,743)	-	-	-	-	1,442,753	1,438,155	1,145	(5,743)
Other foreign debt financial instruments	109,901	111,094	1,193	-	-	-	-	-	109,901	111,094	1,193	-
Subtotal	1,552,654	1,549,249	2,338	(5,743)	-	-	-	-	1,552,654	1,549,249	2,338	(5,743)
Loans and account receivable from customer
Commercial loans	105,480	99,418	-	(6,062)	-	-	-	-	105,480	99,418	-	(6,062)
Subtotal	105,480	99,418	-	(6,062)	-	-	-	-	105,480	99,418	-	(6,062)
					-	-	-	-
Total	6,020,842	5,902,557	770	(119,055)	-	-	-	-	6,020,842	5,902,557	770	(119,055)